ORGANIZATION AND NATURE OF OPERATIONS AND REDOMESTICATION MERGER (Details)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Comtech Broadband SZ [Member]
Subsidiary Place Of Incorporation Or Establishment	PRC		PRC
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	0.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Sales of electronics components and related products (note a)	[1]	Sales of electronics components and related products (note a)	[1]
Comtech Broadband [Member]
Subsidiary Place Of Incorporation Or Establishment	Hong Kong		Hong Kong
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	0.00%		70.00%
Subsidiary or Equity Method Investee, Nature of Operations	Sales of electronics components and related products (note a)	[1]	Sales of electronics components and related products (note a)	[1]
Shenzhen Comtech [Member]
Subsidiary Place Of Incorporation Or Establishment	PRC		PRC
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	0.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Sales of electronics components and related products (notes a, c and d)	[1],[2],[3]	Sales of electronics components and related products (notes a, c and d)	[1],[2],[3]
Shanghai Comtech [Member]
Subsidiary Place Of Incorporation Or Establishment	PRC		PRC
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	0.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Sales of electronics components and related products (notes a, b and d)	[1],[2],[4]	Sales of electronics components and related products (notes a, b and d)	[1],[2],[4]
Shanghai E T [Member]
Subsidiary Place Of Incorporation Or Establishment	PRC		PRC
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	0.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Sales of electronics components and related products (notes a and d)	[1],[2]	Sales of electronics components and related products (notes a and d)	[1],[2]
Huameng Prc [Member]
Subsidiary Place Of Incorporation Or Establishment	PRC		PRC
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	0.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Provision of technology and engineering services, outsourcing, network system integration and related training and maintenance services (note a)	[1]	Provision of technology and engineering services, outsourcing, network system integration and related training and maintenance services (note a)	[1]
Viewtran Prc [Member]
Subsidiary Place Of Incorporation Or Establishment	PRC		PRC
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Provision of media communication and collaboration platforms and solutions		Provision of media communication and collaboration platforms and solutions
Comtech Digital [Member]
Subsidiary Place Of Incorporation Or Establishment	Hong Kong		Hong Kong
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	0.00%		60.00%
Subsidiary or Equity Method Investee, Nature of Operations	Sales and development of digital and industrial applications, microcontrollers and complementary products (note a)	[1]	Sales and development of digital and industrial applications, microcontrollers and complementary products (note a)	[1]
Comtech Industrial [Member]
Subsidiary Place Of Incorporation Or Establishment	Hong Kong		Hong Kong
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	0.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Sales and development of industrial applications, microcontrollers and complementary products (note a)	[1]	Sales and development of industrial applications, microcontrollers and complementary products (note a)	[1]
Mega Sky Sz [Member]
Subsidiary Place Of Incorporation Or Establishment	PRC		PRC
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Provision of industrial and microcontroller based system solutions and research and development of software products		Provision of industrial and microcontroller based system solutions and research and development of software products
Mega Smart Sz [Member]
Subsidiary Place Of Incorporation Or Establishment	PRC		PRC
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Provision of industrial and microcontroller based system solutions on customer, industrial, automotive, smart meter and smart grid markets		Provision of industrial and microcontroller based system solutions on customer, industrial, automotive, smart meter and smart grid markets
MDC [Member]
Subsidiary Place Of Incorporation Or Establishment	Hong Kong		Hong Kong
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Sales of medical and healthcare devices and provision of enterprise solutions in industrial end-markets		Sales of medical and healthcare devices and provision of enterprise solutions in industrial end-markets

[1]	These entities were included in the Brilliant Transaction and were disposed by the Company on November 20, 2013.
[2]	Prior to January 1, 2012, the legal shareholders of Shanghai E&T were Shenzhen Comtech and Honghui Li with equity interests of 95% and 5% respectively. Honghui Li entered into and was bound by legal arrangements, similar to those as described in notes (b) and (c), with the Company’s wholly-owned subsidiary relating to his holding of 5% equity interest in Shanghai E&T and agreed to hold on behalf of the Company’s wholly-owned subsidiary waiving his full rights and risks of ownership of the equity interests in favor of the Company’s wholly-owned subsidiary. On January 1, 2012, the Company instructed Shenzhen Comtech and Honghui Li to transfer 76% and 5% of their respective equity interest in Shanghai E&T to Shanghai Comtech. After the transfer, the legal shareholders of Shanghai E&T are Shenzhen Comtech and Shanghai Comtech, subsidiaries which the Company exercises its controls through legal arrangements (see note (b) for Shanghai Comtech and note (c) for Shenzhen Comtech), with equity interest of 19% and 81% respectively. Shanghai Comtech, Shenzhen Comtech and Shanghai E&T were included in the Brilliant Transaction and were disposed by the Company on November 20, 2013.
[3]	Prior to the Brilliant Transaction, the Company exercised its control over Shenzhen Comtech through legal arrangements between Shenzhen Comtech’s legal shareholders (“Legal Shareholders”) and a wholly-owned subsidiary of the Company. The Legal Shareholders of Shenzhen Comtech are Huimo Chen, the mother of Jeffrey Kang, and Honghui Li, the Vice President of the Group, who hold 1% and 99% equity interest in Shenzhen Comtech respectively. The Legal Shareholders agreed to hold the equity interest in Shenzhen Comtech on behalf of the Company’s wholly-owned subsidiary, and waived their full rights and risks of ownership of the equity interests in favor of the Company’s wholly-owned subsidiary. Both Shenzhen Comtech and the above mentioned wholly-owned subsidiary of the Company were included in the Brilliant Transaction and were disposed by the Company on November 20, 2013.
[4]	Prior to the Brilliant Transaction, the Company, through its wholly-owned subsidiary, entered into legal arrangements with the legal shareholder of Shanghai Comtech in 2012 pursuant to which the legal shareholder of Shanghai Comtech agreed to hold the equity interest in Shanghai Comtech on behalf of the Company’s wholly-owned subsidiary, and waived its full rights and risks of ownership of the equity interests in favour of the Company’s wholly-owned subsidiary. Accordingly, the Company had control over Shanghai Comtech through such legal arrangements. Both Shanghai Comtech and the above mentioned wholly-owned subsidiary of the Company were included in the Brilliant Transaction and were disposed by the Company on November 20, 2013.